Note 14 - Employee Benefit Plan (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Contribution Plan, Minimum Age for Eligibility	20 years 6 months
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 2,540,000	$ 2,383,000	$ 2,145,000